AMERICAN CENTURY CAPITAL PRESERVATION FUND, INC.
              AMERICAN CENTURY CAPITAL PRESERVATION FUND II, INC.
                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

                              PROSPECTUS SUPPLEMENT

       Capital Preservation o Capital Preservation II o Government Agency Short-Term Treasury o Intermediate-Term Treasury o Long-Term Treasury
                              ARM Fund o GNMA Fund

                          SUPPLEMENT DATED MAY 16, 1997
          Prospectus dated September 3, 1996 (revised January 1, 1997)

WEIGHTED AVERAGE MATURITY

On pages 2 and 13, the references to Capital Preservation's weighted average maturity are hereby changed from 60 days to 90 days.

On page 14, the reference to Government Agency's weighted average maturity is hereby changed from 60 days to 90 days.

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on July 30, 1997. The record date for the meeting is May 16, 1997, for each fund other than Capital Preservation and Capital Preservation II, which will have a record date of June 2, 1997. If you own shares of the Funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997.

ALL FUNDS EXCEPT CAPITAL PRESERVATION AND CAPITAL PRESERVATION II WILL VOTE ON THE FOLLOWING PROPOSALS

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors of each Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Funds' current fundamental investment limitations;

5. Only for the ARM Fund. Approval of amendments to its fundamental investment objective; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4 and 6 do not apply to the funds offered by this Prospectus. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Funds' current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Funds pay one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Funds. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Funds under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Funds' current agreements with their service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some Funds may have been higher. In no case is the proposed management fee of any Fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Funds will not change in any way. Certain employees of ACIM currently provide investment management services to the Funds through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Funds will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Funds for the 12 month period ended December 31, 1996:

After Expense Reimbursements
------------------------------------------------------------------------------
                   Management Fee       Other Expenses      Total Expenses
                 Current  Proposed    Current  Proposed   Current   Proposed
------------------------------------------------------------------------------
ARM               0.26%     0.60%      0.32%     0.00%      0.58%     0.60%
------------------------------------------------------------------------------
GNMA              0.28%     0.60%      0.28%     0.00%      0.56%     0.60%
------------------------------------------------------------------------------
Govt Agency       0.05%     0.48%      0.28%     0.00%      0.33%     0.48%
Money Market
------------------------------------------------------------------------------
Intermediate      0.65%     0.51%      0.23%     0.01%      0.88%     0.52%
Treasury
------------------------------------------------------------------------------
Long Treasury     0.29%     0.51%      0.33%     0.01%      0.62%     0.52%
------------------------------------------------------------------------------
Short Treasury    0.23%     0.51%      0.40%     0.02%      0.63%     0.53%
------------------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of the following Funds under the current Advisory Agreement would have been, respectively: ARM, 0.26%, 0.32% and 0.58%; Capital Preservation II, 0.45%, 0.31% and 0.76%; Government Agency Money Market, 0.27%, 0.28% and 0.55%; Intermediate-Term Treasury, 0.28%, 0.24% and 0.52%; Long-Term Treasury, 0.29%, 0.33% and 0.62%; and Short-Term Treasury, 0.28%, 0.40% and 0.68%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Funds have fundamental investment restrictions which vary between the Funds and those of other funds in the American Century family of mutual funds. The Funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the Funds. In the interests of efficiency in Fund management and compliance, we have analyzed the fundamental investment limitations and policies of the Funds in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Funds are managed.

FURTHER INFORMATION ABOUT PROPOSAL 5

Changes in the markets in which the ARM Fund invests have made changes advisable for the Fund to effectively pursue its investment objective. The amendment would allow the Fund to broaden its investment universe to include other types of short-term U.S. government securities. This is, in part, a response to the investment manager's opinion that the market for adjustable rate government securities has not developed as fully as the overall market for government securities. If the amendment is approved, the Fund's name will change to "Benham Short-Term Government Fund" on August 1, 1997.

CAPITAL PRESERVATION AND CAPITAL PRESERVATION II WILL VOTE ON THE FOLLOWING PROPOSAL.

The Board of Directors of American Century Capital Preservation Fund, Inc. and American Century Capital Preservation Fund II, Inc. have unanimously agreed to enter into an Agreement and Plan of Reorganization with the American Century Government Income Trust. The Agreement provides for the consolidation of these Funds into a new portfolio of American Century Government Income Trust which is also called Capital Preservation. The new Fund has an identical investment objective and substantially identical investment policies as the existing Capital Preservation Fund. The proposed consolidation of Funds will not decrease the dollar value of any shareholder's account. The Fund combinations are contingent upon shareholder approval. If the reorganization is approved, it is expected to occur on September 2, 1997. A decision regarding an investment in these Funds should be made in light of the proposed consolidation.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri                American
                         64141-6200                          Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8737 9705

                        AMERICAN CENTURY INVESTMENT TRUST

                              PROSPECTUS SUPPLEMENT

                               Prime Money Market

                          SUPPLEMENT DATED MAY 16, 1997
          Prospectus dated September 3, 1996 (revised January 1, 1997)

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of Prime Money Market for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for the Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Fund's current fundamental investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4, 5 and 6 do not apply to the fund offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Fund as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Fund's fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Fund's current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Fund pays one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Fund. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Fund under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Fund's current agreements with its service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some funds may have been higher. In no case is the proposed management fee of any fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Fund will not change in any way. Certain employees of ACIM currently provide investment management services to the Fund through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Fund will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Fund for the 12 month period ended December 31, 1996:

After Expense Reimbursements
-----------------------------------------------------------------------
   Management Fee           Other Expenses          Total Expenses
  Current   Proposed      Current   Proposed     Current    Proposed
-----------------------------------------------------------------------
   0.18%      0.49%        0.32%      0.01%        0.50%      0.50%
-----------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of Prime Money Market under the current arrangements would have been, respectively: 0.31%, 0.31% and 0.62%. Under the proposed Management Agreement they would have been 0.59%, 0.01% and 0.60%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Fund has fundamental investment restrictions which vary from the funds within the American Century family of mutual funds. The Fund also has investment restrictions which reflect legal and other requirements which are no longer applicable to the Fund. In the interests of efficiency in Fund management and compliance, we have analyzed the fundamental investment limitations and policies in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Fund to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Fund is managed.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri               American
                         64141-6200                         Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8769 9705

                    AMERICAN CENTURY TARGET MATURITIES TRUST

                              PROSPECTUS SUPPLEMENT

                     Target 2000 o Target 2005 o Target 2010
                     Target 2015 o Target 2020 o Target 2025

                          SUPPLEMENT DATED MAY 16, 1997
                        Prospectus dated January 1, 1997

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for each Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Funds' current fundamental investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4, 5 and 6 do not apply to the funds offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Funds' current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Funds pay one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Funds. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Funds under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Funds' current agreements with their service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some Funds may have been higher. In no case is the proposed management fee of any Fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Funds will not change in any way. Certain employees of ACIM currently provide investment management services to the Funds through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Funds will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Funds for the 12 month period ended December 31, 1996:

AFTER EXPENSE REIMBURSEMENTS
------------------------------------------------------------------------------
                 Management Fee       Other Expenses       Total Expenses
               Current  Proposed     Current  Proposed    Current  Proposed
------------------------------------------------------------------------------
Target 2000     0.25%     0.59%       0.31%     0.01%       0.56%    0.60%
Target 2005     0.26%     0.59%       0.33%     0.01%       0.59%    0.60%
Target 2010     0.25%     0.59%       0.40%     0.01%       0.65%    0.60%
Target 2015     0.24%     0.59%       0.40%     0.01%       0.64%    0.60%
Target 2020     0.30%     0.59%       0.30%     0.01%       0.60%    0.60%
Target 2025     0.24%     0.59%       0.42%     0.01%       0.66%    0.60%
------------------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of the following Funds under the current Advisory Agreement would have been, respectively: Target 2010, 0.29%, 0.40% and 0.69%; Target 2015, 0.27%, 0.40% and 0.67%; Target 2020, 0.28%,
0.30% and 0.58%; and Target 2025, 0.43%, 0.42% and 0.85%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Funds have fundamental investment restrictions which vary between the Funds and those of other funds in the American Century family of mutual funds. The Funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the Funds. In the interests of efficiency in fund management and compliance, we have analyzed the fundamental investment limitations and policies of the Funds in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Funds are managed.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri               American
                         64141-6200                         Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8771 9705

                        AMERICAN CENTURY MUNICIPAL TRUST

                              PROSPECTUS SUPPLEMENT

      Arizona Intermediate-Term Municipal o Florida Municipal Money Market
          Florida Intermediate-Term Municipal o Tax-Free Money Market
                Intermediate-Term Tax-Free o Long-Term Tax-Free

                          SUPPLEMENT DATED MAY 16, 1997
          Prospectus dated September 3, 1996 (revised January 1, 1997)

WEIGHTED AVERAGE MATURITY

On page 14 under the heading "Portfolio Investment Quality and Maturity Guidelines--Money Market Funds", item (2) is hereby replaced with the following:

(2) Maintains a dollar-weighted average maturity of 90 days or less; and

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for each Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Funds' current fundamental investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4, 5 and 6 do not apply to funds offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Fund's current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Funds pay one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Funds. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Funds under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Funds' current agreements with their service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some Funds may have been higher. In no case is the proposed management fee of any Fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Funds will not change in any way. Certain employees of ACIM currently provide investment management services to the Funds through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Funds will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Funds for the 12 month period ended December 31, 1996:

AFTER EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------------
                   Management Fee       Other Expenses     Total Expenses
                 Current  Proposed    Current  Proposed   Current  Proposed
-----------------------------------------------------------------------------
AZ                0.16%     0.51%      0.35%     0.01%      0.51%    0.52%
Intermediate
Municipal
-----------------------------------------------------------------------------
FL                0.04%     0.51%      0.47%     0.02%      0.51%    0.53%
Intermediate
Municipal
-----------------------------------------------------------------------------
FL Money          0.48%     0.50%      0.19%     0.00%      0.67%    0.50%
Market
-----------------------------------------------------------------------------
Intermediate      0.37%     0.51%      0.31%     0.01%      0.68%    0.52%
Tax-Free
-----------------------------------------------------------------------------
Long              0.36%     0.51%      0.32%     0.01%      0.68%    0.52%
Tax-Free
-----------------------------------------------------------------------------
Tax-Free          0.36%     0.50%      0.29%     0.00%      0.66%    0.50%
Money Market
-----------------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of the following funds under the current Advisory Agreement would have been, respectively: AZ Intermediate Municipal, 0.44%, 0.36% and 0.80%; FL Intermediate Municipal, 0.43%, 0.47% and 0.90%; Intermediate Tax-Free, 0.43%, 0.31% and 0.73%; Long
Tax-Free, 0.43%, 0.32% and 0.75%; and Tax-Free Money Market, 0.43%, 0.29% and 0.72%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Funds have fundamental investment restrictions which vary between the Funds and those of other funds in the American Century family of mutual funds. The Funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the Funds. In the interests of efficiency in fund management and compliance, we have analyzed the fundamental investment limitations and policies of the Funds in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Funds are managed.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri               American
                         64141-6200                         Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8772 9705

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

                              PROSPECTUS SUPPLEMENT

      California Tax-Free Money Market o California Municipal Money Market California Limited-Term Tax-Free o California Intermediate-Term Tax-Free
        California Long-Term Tax-Free o California High-Yield Municipal
                           California Insured Tax-Free

                          SUPPLEMENT DATED MAY 16, 1997
                        Prospectus dated January 1, 1997

WEIGHTED AVERAGE MATURITY

On page 13 under the heading "Portfolio Investment Quality and Maturity Guidelines--Money Market Funds," item (2) is hereby replaced with the following:

(2)  Maintains a dollar-weighted average maturity of 90 days or less; and

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for each Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Funds' current fundamental investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4, 5 and 6 do not apply to the funds offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Funds as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Funds' fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Funds' current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Funds pay one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Funds. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Funds under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Funds' current agreements with their service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some funds may have been higher. In no case is the proposed management fee of any fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Funds will not change in any way. Certain employees of ACIM currently provide investment management services to the Funds through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Funds will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Funds for the 12 month period ended December 31, 1996:

AFTER EXPENSE REIMBURSEMENTS
-------------------------------------------------------------------------------
                 Management Fee         Other Expenses        Total Expenses
                Current  Proposed     Current  Proposed    Current   Proposed
-------------------------------------------------------------------------------
Cal              0.31%     0.54%       0.20%     0.01%       0.51%     0.55%
High Yield
Municipal
-------------------------------------------------------------------------------
Cal
Insured          0.29%     0.51%       0.20%     0.01%       0.49%     0.52%
Tax-Free
-------------------------------------------------------------------------------
Cal
Intermediate     0.29%     0.51%       0.19%     0.01%       0.48%     0.52%
Tax-Free
-------------------------------------------------------------------------------
Cal Limited      0.30%     0.51%       0.20%     0.01%       0.50%     0.52%
Tax-Free
-------------------------------------------------------------------------------
Cal Long         0.29%     0.51%       0.19%     0.01%       0.48%     0.52%
Tax-Free
-------------------------------------------------------------------------------
Cal
Municipal        0.29%     0.50%       0.23%     0.00%       0.52%     0.50%
Money Market
-------------------------------------------------------------------------------
Cal
Tax-Free         0.29%     0.50%       0.20%     0.00%       0.49%     0.50%
Money Market
-------------------------------------------------------------------------------

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Funds have fundamental investment restrictions which vary between the Funds and those of other funds in the American Century family of mutual funds. The Funds also have investment restrictions which reflect legal and other requirements which are no longer applicable to the Funds. In the interests of efficiency in fund management and compliance, we have analyzed the fundamental investment limitations and policies of the Funds in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Funds to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Funds are managed.


                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri               American
                         64141-6200                         Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8773 9705

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

                              PROSPECTUS SUPPLEMENT

                           Inflation-Adjusted Treasury

                          SUPPLEMENT DATED MAY 16, 1997
                       Prospectus dated February 10, 1997

SPECIAL MEETING OF SHAREHOLDERS

The Board of Trustees has requested that the following matters be submitted to shareholders of Inflation-Adjusted Treasury for approval at a Special Meeting of Shareholders to be held on July 30, 1997, to consider the following proposals:

1. To ratify the selection of Coopers & Lybrand LLP as the independent auditors for the Fund for its current fiscal year;

2. To vote on the approval of a Management Agreement with American Century Investment Management, Inc.;

3. To approve the adoption of standardized investment limitations by amending or eliminating certain of the Fund's current fundamental investment limitations; and

7. To transact such other business which may come before the meeting, although we are not aware of any other items to be considered.

Proposals 4, 5 and 6 do not apply to the fund offered by this Prospectus. The record date for the meeting is May 16, 1997. If you own shares of the Fund as of the close of business on that date, you will be entitled to vote at the meeting. Proxy materials containing more information about these proposals are expected to be first sent to shareholders on June 2, 1997. If approved by shareholders, the Management Agreement in Proposal 2 and the amendments to the Fund's fundamental investment limitations would become effective on August 1, 1997.

FURTHER INFORMATION ABOUT PROPOSAL 2

The proposed Management Agreement with American Century Investment Management, Inc. ("ACIM") is substantially different from the Fund's current Advisory Agreement with Benham Management Corporation ("BMC"). The most important change is a difference in the way management fees are calculated under the proposed agreement. Rather than paying separate investment advisory fees, transfer agency fees, and operating costs, it is proposed that the Fund pays one "unified" fee which would cover not just the investment advisory fee, but nearly all expenses of the Fund. The expenses covered under the unified fee would include fees for administrative services, transfer agency services, custodian fees, printing and mailing costs for shareholder materials and shareholder meeting expenses, all of which are charged to the Fund under the current arrangements with BMC. While the fees paid under the proposed Management Agreement are not directly comparable to those of the Fund's current agreements with its service providers, the effect of the proposed Management Agreement would have been a net decrease in total expenses paid by all of the American Century funds as a group if the proposed Management Agreement had been in effect during 12 months ended December 31, 1996. However, if the proposed Management Agreement had been in effect during such period, the total expense ratios of some funds may have been higher. In no case is the proposed management fee of any fund higher than the maximum total expense ratio payable under the current Advisory Agreement.

If the proposed Management Agreement is approved, the investment management of the Fund will not change in any way. Certain employees of ACIM currently provide investment management services to the Fund through an arrangement with BMC by which certain employees of BMC also provide investment management services to funds managed by ACIM. If the proposed Management Agreement is approved, ACIM intends to consolidate the investment management capabilities of the two advisors in ACIM. The same investment teams that currently manage the Fund will continue under the proposed Management Agreement with ACIM.

The table below depicts the effect of the proposed Management Agreement on the Fund for the 12 month period ended December 31, 1996:

AFTER EXPENSE REIMBURSEMENTS
-----------------------------------------------------------------------
   Management Fee           Other Expenses          Total Expenses
  Current   Proposed      Current   Proposed     Current    Proposed
-----------------------------------------------------------------------
   0.00%      0.44%        0.50%      0.06%        0.50%      0.50%
-----------------------------------------------------------------------

Absent the effect of voluntary fee waivers and contractual expense limitations, the management fee, other expenses and total expenses of Inflation-Adjusted Treasury under the current Advisory Agreement would have been, respectively:
0.28%, 2.09% and 2.37%. Under the proposed Management Agreement they would have been 0.51%, 0.07% and 0.58%.

FURTHER INFORMATION ABOUT PROPOSAL 3

Currently the Fund has fundamental investment restrictions which vary from the funds within the American Century family of mutual funds. The Fund also has investment restrictions which reflect legal and other requirements which are no longer applicable to the Fund. In the interests of efficiency in Fund management and compliance, we have analyzed the fundamental investment limitations and policies in an effort to formulate a standard set of policies for all American Century funds which reflect current industry practice and will allow the Fund to respond to changes in regulatory and industry practice without the expense and delay of a shareholder vote. It should be noted that the adoption of the proposed changes is not expected to substantially affect the way the Fund is managed.

                         P.O. Box 419200               [american century logo]
                         Kansas City, Missouri                American
                         64141-6200                          Century(sm)
                         1-800-345-2021 or 816-531-5575

SH-SPL-8735 9705